PREPAID EXPENSES AND OTHER CURRENT ASSETS - Summary of balances of loans receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	¥ 998,835		¥ 292,342
Less: Allowance for credit losses	(7,207)		0	¥ 0
Financial assets receivable, net	991,628	$ 139,668	292,342
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	9,149		21,142
Less: Allowance for credit losses	(6,367)		(17,991)	¥ (27,255)	¥ (27,700)
Financial assets receivable, net	¥ 2,782		¥ 3,151